EQUITY (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Loss for the period	R$ (2,002,374)	R$ (2,591,851)	R$ (318,206)
Weighted average number of shares	1,326,093,947	1,326,093,947	1,326,093,947
Basic loss per share	R$ (1.50998)	R$ (1.95450)	R$ (0.23996)
Diluted loss per share	R$ (1.50998)	R$ (1.95450)	R$ (0.23996)